UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

____ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

_________________       to    _________________

Date of Report (Date of earliest event reported) _________________________

Commission File Number of securitizer:________________________________

Central Index Key Number of securitizer:_______________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

[X] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001781495

Verus Securitization Trust 2022-6

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Robert Konigsberg

(202) 534-1815

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

N/A

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

N/A

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

N/A

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Item 2.02 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

N/A

EXHIBIT INDEX

99.1	AMC Diligence, LLC (“AMC”) Due Diligence Executive Summary
99.2	AMC Data Compare Report
99.3	AMC Exception Grades
99.4	AMC Rating Agency Grades
99.5	AMC QM-ATR Diligence Report
99.6	AMC Valuation Report
99.7	AMC Supplemental Data
99.8	AMC Tax and Title Report
99.9	Clayton Services LLC (“Clayton”) Due Diligence Narrative Report
99.10	Clayton Conditions Report
99.11	Clayton Loan Level Tape Compare Upload
99.12	Clayton Non ATR QM Upload
99.13	Clayton Rating Agency Grades Report
99.14	Clayton Valuations Summary
99.15	Covius Real Estate Services, LLC (“CRES”) Executive Summary
99.16	CRES Rating Agency Exceptions Report
99.17	CRES Rating Agency Grades Report
99.18	CRES Rating Agency Tape Compare Report
99.19	CRES ATR QM Data Fields
99.20	CRES Rating Agency Valuation Report
99.21	CRES Tax and Title Review Summary
99.22	Infinity IPS, Inc. (“Infinity”) Executive Summary
99.23	Infinity Findings Detail Report
99.24	Infinity Rating Agency Grades Report
99.25	Infinity Data Compare Report
99.26	Infinity ATR QM Report
99.27	Infinity Valuation Report
99.28	Digital Risk, LLC (“Digital Risk”) Executive Summary
99.29	Digital Risk Exception Report
99.30	Digital Risk Rating Agency Grades
99.31	Digital Risk Data Integrity Report
99.32	Digital Risk QM Status Report
99.33	Digital Risk Valuation Report
99.34	Selene Diligence LLC (“Selene”) Due Diligence Review Narrative
99.35	Selene Standard Findings Report
99.36	Selene Rating Agency Grades Report
99.37	Selene Data Compare Report
99.38	Selene ATR QM Data Fields
99.39	Selene Valuations Report

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: June 13, 2022

VMC ASSET DEPOSITOR, LLC

By:	/s/ Peter Zimmer
	Name:	Peter Zimmer
	Title:	Vice President